Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) $ / shares in Units, Unit_pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 R$ / shares
Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants	2 years 2 months 12 days
Ambev [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 2.97		R$ 16.34
Ambev [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 4.07		R$ 22.4
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 128	$ 94
Restricted Stock Units [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	33.9	25.6
Share-based compensation grant date fair value	$ 79	$ 61
Ambev ShareBased Compensation Program [Member] | Bottom of range [member] | 2018 Share-Based Compensation Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Ambev ShareBased Compensation Program [Member] | Top of range [member] | 2018 Share-Based Compensation Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years